Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Facility Plant State shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares
Significant Accounting Policies [Line Items]
Number of quarries and yards | Facility	275
Number of cement plants | Plant	2
Number of cement distribution facilities | Facility	5
Number of states with aggregates business sales by destination | State	29
Maximum FDIC, insurance limit to not available of funds in lockboxes	$ 250,000
Company policy for maximum cash maintained at one bank	100,000,000
Minimum at risk receivable balance for specific reserve	$ 50,000
Weighted-average fair value of stock option granted | $ / shares		$ 57.71	$ 43.42
Minimum likelihood for recognition of tax benefit related to uncertain tax position	50.00%
Shares withheld for employees’ income tax obligations reclassified from operating activities	$ 9,723,000	$ 7,601,000	$ 4,085,000
ASU 2016-09
Significant Accounting Policies [Line Items]
Shares withheld for employees’ income tax obligations reclassified from operating activities	3,787,000	7,449,000	1,709,000
Excess tax benefits from share-based compensation reclassified to operating activities	6,792,000	0	2,508,000
ASU 2017-07 | Acquisition-Related Expenses, Net
Significant Accounting Policies [Line Items]
Reclassification of costs to nonoperating expense	774,000	2,118,000
ASU 2017-07 | Cost of Sales
Significant Accounting Policies [Line Items]
Reclassification of costs to nonoperating expense	2,772,000	5,153,000	2,736,000
ASU 2017-07 | Selling, General and Administrative Costs
Significant Accounting Policies [Line Items]
Reclassification of costs to nonoperating expense	$ 6,399,000	$ 7,480,000	1,143,000
ASU 2017-07 | Other Operating Income and Expenses
Significant Accounting Policies [Line Items]
Reclassification of costs to nonoperating expense			$ 13,652,000
Stock Options
Significant Accounting Policies [Line Items]
Stock options issued | shares	0
Inventory Finished Goods
Significant Accounting Policies [Line Items]
Allowance for inventories in excess of sales requisite Record period	12 months
Expendable Parts Inventory
Significant Accounting Policies [Line Items]
Allowance for inventories in excess of sales requisite Record period	5 years
Supplies Inventory
Significant Accounting Policies [Line Items]
Allowance for inventories in excess of sales requisite Record period	1 year
Minimum
Significant Accounting Policies [Line Items]
Number of ready mixed concrete and asphalt plants | Plant	150
Warranty term	9 months
Maximum
Significant Accounting Policies [Line Items]
Warranty term	1 year
Percentage of Aggregates Business Net Sales in Top Five Sales states | Geographic Concentration Risk | Sales Revenue Segment
Significant Accounting Policies [Line Items]
Total net sales, percentage	75.00%